Derivatives, Notional or Contractual Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	$ 84,580	$ 88,474
Fair value asset derivatives, netting	(66,924)	(65,869)
Net amounts in consolidated balance sheet, asset	17,656	22,605
Fair value liability derivatives	79,924	83,781
Fair value liability derivatives, netting	(66,004)	(65,043)
Net amounts in consolidated balance sheet, liability	13,920	18,738
Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	62,725	63,698
Fair value asset derivatives, netting	(56,612)	(56,051)
Net amounts in consolidated balance sheet, asset	6,113	7,647
Fair value liability derivatives	57,977	60,059
Fair value liability derivatives, netting	(53,259)	(54,394)
Net amounts in consolidated balance sheet, liability	4,718	5,665
Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	8,947	7,404
Fair value asset derivatives, netting	(6,141)	(4,923)
Net amounts in consolidated balance sheet, asset	2,806	2,481
Fair value liability derivatives	10,933	7,827
Fair value liability derivatives, netting	(8,968)	(5,511)
Net amounts in consolidated balance sheet, liability	1,965	2,316
Equity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	7,599	9,005
Fair value asset derivatives, netting	(2,625)	(2,842)
Net amounts in consolidated balance sheet, asset	4,974	6,163
Fair value liability derivatives	4,808	7,038
Fair value liability derivatives, netting	(2,241)	(2,845)
Net amounts in consolidated balance sheet, liability	2,567	4,193
Commodity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	4,659	7,461
Fair value asset derivatives, netting	(998)	(1,233)
Net amounts in consolidated balance sheet, asset	3,661	6,228
Fair value liability derivatives	5,519	7,702
Fair value liability derivatives, netting	(1,052)	(1,459)
Net amounts in consolidated balance sheet, liability	4,467	6,243
Credit Contracts Protection Sold [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	83	151
Fair value asset derivatives, netting	(79)	(131)
Net amounts in consolidated balance sheet, asset	4	20
Fair value liability derivatives	541	943
Fair value liability derivatives, netting	(434)	(713)
Net amounts in consolidated balance sheet, liability	107	230
Credit Contracts Protection Purchased [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	567	755
Fair value asset derivatives, netting	(469)	(689)
Net amounts in consolidated balance sheet, asset	98	66
Fair value liability derivatives	88	168
Fair value liability derivatives, netting	(50)	(121)
Net amounts in consolidated balance sheet, liability	38	47
Other contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value liability derivatives	58	44
Fair value liability derivatives, netting	0	0
Net amounts in consolidated balance sheet, liability	58	44
Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	7,855	7,288
Fair value liability derivatives	4,747	3,782
Designated as Hedging Instrument [Member] | Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	191,684	148,967
Fair value asset derivatives	7,477	6,536
Fair value liability derivatives	2,253	2,435
Designated as Hedging Instrument [Member] | Interest rate contract [Member] | Basis swap [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	1,900	1,900
Designated as Hedging Instrument [Member] | Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	25,115	26,778
Fair value asset derivatives	378	752
Fair value liability derivatives	2,494	1,347
Designated as Hedging Instrument [Member] | Foreign exchange contract [Member] | Basis swap [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	7,800	2,700
Not Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	76,725	81,186
Fair value liability derivatives	75,177	79,999
Not Designated as Hedging Instrument [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	1,047	1,339
Fair value liability derivatives	462	611
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	75,678	79,847
Fair value liability derivatives	74,715	79,388
Not Designated as Hedging Instrument [Member] | Interest rate contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	211,375	221,527
Fair value asset derivatives	195	697
Fair value liability derivatives	315	487
Not Designated as Hedging Instrument [Member] | Interest rate contract [Member] | Customer accommodation, trading, and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	4,685,898	4,378,767
Fair value asset derivatives	55,053	56,465
Fair value liability derivatives	55,409	57,137
Not Designated as Hedging Instrument [Member] | Foreign exchange contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	16,407	14,405
Fair value asset derivatives	321	275
Fair value liability derivatives	100	28
Not Designated as Hedging Instrument [Member] | Foreign exchange contract [Member] | Customer accommodation, trading, and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	295,962	253,742
Fair value asset derivatives	8,248	6,377
Fair value liability derivatives	8,339	6,452
Not Designated as Hedging Instrument [Member] | Equity contract [Member] | Free standing derivatives (economic hedges) [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	7,427	5,219
Fair value asset derivatives	531	367
Fair value liability derivatives	47	96
Not Designated as Hedging Instrument [Member] | Equity contract [Member] | Customer accommodation, trading, and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	139,956	138,422
Fair value asset derivatives	7,068	8,638
Fair value liability derivatives	4,761	6,942
Not Designated as Hedging Instrument [Member] | Commodity contract [Member] | Customer accommodation, trading, and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	47,571	88,640
Fair value asset derivatives	4,659	7,461
Fair value liability derivatives	5,519	7,702
Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Sold [Member] | Customer accommodation, trading, and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	10,544	12,304
Fair value asset derivatives	83	151
Fair value liability derivatives	541	943
Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Purchased [Member] | Customer accommodation, trading, and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	18,018	16,659
Fair value asset derivatives	567	755
Fair value liability derivatives	88	168
Not Designated as Hedging Instrument [Member] | Other contract [Member] | Customer accommodation, trading, and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	1,041	1,994
Fair value asset derivatives	0	0
Fair value liability derivatives	$ 58	$ 44